FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Summary of Net Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	$ 25	$ 40	$ 54
Non-current derivative financial assets	28	8
Current derivative financial liabilities	(69)	(6)	$ (6)
Non-current derivative financial liabilities		(3)
Total	(16)	39
Commodity, power, storage and rail financial instruments
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	11	34
Non-current derivative financial assets	27	5
Interest rate
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	0	0
Non-current derivative financial assets	1	0
Foreign exchange
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	14	6
Non-current derivative financial assets	0	3
Commodity, power, storage and rail financial instruments
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(68)	(6)
Non-current derivative financial liabilities		(3)
Total	(30)	30
Interest rate
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(1)	0
Non-current derivative financial liabilities		0
Total	0	0
Foreign exchange
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	0
Non-current derivative financial liabilities		0
Total	$ 14	$ 9